Segment and Geographical Information - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of major customers [line items]
Revenue	$ 287,643,000	$ 279,007,000
Revenues | One customer
Disclosure of major customers [line items]
Concentration Risk, Percentage2	10.00%
One customer
Disclosure of major customers [line items]
Revenue	$ 30,297,727